CitizensSelect Treasury Money Market Fund.

-Class C

Incorporated herein by reference is the above-referenced Fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 29, 2014 (SEC Accession No. 0001167368-14-000008).